UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2025 to December 31, 2025.

Date of Report: February 9, 2026

Atlas SP Commercial Mortgage, L.P.1
(Exact name of securitizer as specified in its charter)

025-08082	0002095291
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Robert Jee, 212-317-4500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

1 Atlas SP Commercial Mortgage, L.P. (“Atlas”) is filing this Form ABS-15G in its capacity as sponsor of commercial mortgage-backed securities transactions involving depositors not affiliated with Atlas into which Atlas sold assets, which are covered by this report (the “Specified Transactions”).

In its capacity as sponsor, Atlas is a securitizer for purposes of Rule 15Ga-1 and this report will contain information with respect to the assets sold by Atlas into the Specified Transactions. The depositors of the Specified Transactions are not affiliated with Atlas and may file separate reports on Form ABS-15G in their capacity as securitizers in connection with the Specified Transactions. This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Atlas may have acted as securitizer.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Atlas SP Commercial Mortgage, L.P. has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 9, 2026

atlas sp commercial mortgage, l.p.

(Securitizer)

By: AASP Management, LP, its investment manager

By: Atlas Securitized Products Advisors, L.P., its sub-advisor

By:   /s/ Robert Jee

Name: Robert Jee
Title: Chief Legal and Compliance Officer